Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

(a) Unaudited Financial Statements

The consolidated balance sheet as of September 24, 2011, the consolidated statements of operations for the three and nine months ended September 24, 2011 and September 25, 2010, and the consolidated statements of cash flows for the nine months ended September 24, 2011 and September 25, 2010 are unaudited.

The accompanying consolidated financial statements include the accounts of DBGI and its consolidated subsidiaries and have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all of the information and footnotes required in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for complete financial statements. All significant transactions and balances between subsidiaries and affiliates have been eliminated in consolidation. In the opinion of management, all adjustments necessary for a fair presentation of such financial statements in accordance with U.S. GAAP have been recorded. Such adjustments consisted only of normal recurring items. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 25, 2010, included in the Company's Prospectus filed pursuant to Rule 424(b) under the Securities Act of 1933, as amended with the SEC on July 27, 2011 (the "Prospectus").

(b) Fiscal Year

The Company operates and reports financial information on a 52- or 53-week year on a 13-week quarter basis with the fiscal year ending on the last Saturday in December and fiscal quarters ending on the 13th Saturday of each quarter (or 14th Saturday when applicable with respect to the fourth fiscal quarter). The data periods contained within our three- and nine-month periods ended September 24, 2011 and September 25, 2010 reflect the results of operations for the 13-week and 39-week periods ended on those dates. Operating results for the three- and nine-month periods ended September 24, 2011 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2011. The data periods contained within our three- and twelve-month periods ending December 31, 2011 will reflect the results of operations for the 14-week and 53-week periods ending on those dates.

(c) Accounting Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the use of estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended.

(d) Fair Value of Financial Instruments

The carrying amounts of accounts receivable, notes and other receivables, assets and liabilities related to the advertising funds, accounts payable, and other current liabilities approximate fair value because of their short-term nature. For long-term receivables, we review the creditworthiness of the counterparty on a quarterly basis, and adjust the carrying value as necessary. We believe the carrying value of long-term receivables of $5.4 million and $4.8 million as of September 24, 2011 and December 25, 2010, respectively, approximates fair value.

Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs. Observable market data, when available, is required to be used in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Financial assets and liabilities measured at fair value on a recurring basis as of September 24, 2011 are summarized as follows (in thousands):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)

Assets:
Mutual funds	$2,765	—

Total assets	$2,765	—

Liabilities:
Deferred compensation liabilities	$—	6,629

Total liabilities	$—	6,629

The mutual funds and deferred compensation liabilities primarily relate to the Dunkin' Brands, Inc. Non-Qualified Deferred Compensation Plan ("DCP Plan"), which allows for pre-tax salary deferrals for certain qualifying employees. Changes in the fair value of the deferred compensation liabilities are derived using quoted prices in active markets of the asset selections made by the participants. The deferred compensation liabilities are classified within Level 2, as defined under U.S. GAAP, because their inputs are derived principally from observable market data by correlation to the hypothetical investments. The Company holds mutual funds, as well as money market funds, to partially offset the Company's liabilities under the DCP Plan as well as other benefit plans. The changes in the fair value of the mutual funds are derived using quoted prices in active markets for the specific funds. As such, the mutual funds are classified within Level 1, as defined under U.S. GAAP.

The carrying value and fair value of long-term debt was $1.49 billion and $1.45 billion, respectively, as of September 24, 2011. The fair value of our term loans is estimated based on current bid and offer prices, if available, for the same or similar instruments. Considerable judgment is required to develop this estimate.

(e) Concentration of Credit Risk

The Company is subject to credit risk through its accounts receivable consisting primarily of amounts due from franchisees and licensees for franchise fees and royalty income. In addition, we have note and lease receivables from certain of our franchisees and licensees. The financial condition of these franchisees and licensees is largely dependent upon the underlying business trends of our brands and market conditions within the quick service restaurant industry. This concentration of credit risk is mitigated, in part, by the large number of franchisees and licensees of each brand and the short-term nature of the franchise and license fee and lease receivables. No individual franchisee or master licensee accounts for more than 10% of total revenues or accounts and notes receivable.

(f) Reverse Stock Split

Prior to July 8, 2011, the Company had two classes of common stock designated as Class L and Class A common stock. On July 8, 2011, we effected a 1-for-4.568 reverse split of our Class A common stock and then reclassified our Class A common stock into common stock. As a result of the reverse stock split, we reclassified $149 thousand as of December 25, 2010 from common stock, Class A to additional paid-in-capital. The amount reclassified represents the $0.001 par value per share on the difference between Class A shares outstanding prior to and after the reverse split. As a result of the reclassification of Class A common stock to common stock, all references to "Class A common stock" have been changed to "common stock" for all periods presented.

All previously reported per share and common share amounts in the accompanying financial statements and related notes have been restated to reflect the reverse stock split.

(g) Recent Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to amend the criteria for performing the second step of the goodwill impairment test for reporting units with zero or negative carrying amounts and requires performing the second step if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. This new guidance is effective for the Company beginning in fiscal year 2011. The adoption of this guidance did not have any impact on our goodwill assessment or our consolidated financial statements.

In June 2011, the FASB issued new guidance to increase the prominence of other comprehensive income in financial statements. This guidance provides the option to present the components of net income and comprehensive income in either one single statement or in two consecutive statements reporting net income and other comprehensive income. This guidance is effective for the Company beginning in fiscal year 2012. The adoption of this guidance will not have a material impact on our consolidated financial statements.

(h) Reclassifications

The Company has revised the presentation of certain captions within the consolidated statements of operations and cash flows to provide a more concise presentation. Additionally, the Company reclassified equity in net income of joint ventures within the consolidated statements of operations from other income (expense) to operating income, as these investments in joint ventures represent our business model for operating our brands in Japan and Korea and are our primary source of income generation from restaurants operating in these markets. Prior period financial statements have been revised to conform to the current period presentation. The revisions to the presentation of the consolidated statements of operations resulted in an increase in operating income and a corresponding increase in other expenses of $7.6 million and $16.0 million for the three and nine months ended September 25, 2010, respectively. The revisions had no impact on total revenues, income before income taxes, or net income. The revisions to the consolidated statements of cash flows had no impact on net cash provided by (used in) operating, investing, or financing activities.

(i) Subsequent Events

Subsequent events have been evaluated through the date these consolidated financial statements were filed.

(2) Summary of significant accounting policies

(a) Fiscal year

The Company operates and reports financial information on a 52 or 53-week year on a 13-week quarter basis with the fiscal year ending on the last Saturday in December and fiscal quarters ending on the 13th Saturday of each quarter. The data periods contained within fiscal years 2010, 2009, and 2008 reflect the results of operations for the 52-week periods ended December 25, 2010, December 26, 2009, and December 27, 2008, respectively.

(b) Basis of presentation and consolidation

The accompanying consolidated financial statements include the accounts of DBGI and subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). All significant transactions and balances between subsidiaries and affiliates listed above have been eliminated in consolidation.

We consolidate entities in which we have a controlling financial interest, the usual condition of which is ownership of a majority voting interest. We also consider for consolidation an entity, in which we have certain interests, where the controlling financial interest may be achieved through arrangements that do not involve voting interests. Such an entity, known as a variable interest entity (VIE), is required to be consolidated by its primary beneficiary. The primary beneficiary is the entity that possesses the power to direct the activities of the VIE that most significantly impact its economic performance and has the obligation to absorb losses or the right to receive benefits from the VIE that are significant to it. The principal entities in which we possess a variable interest include franchise entities, the advertising funds (see note 5), and our investments in joint ventures. We do not possess any ownership interests in franchise entities, except for our investments in various joint ventures that are accounted for under the equity method. Additionally, we generally do not provide financial support to franchise entities in a typical franchise relationship. As our franchise and license arrangements provide our franchisee and licensee entities the power to direct the activities that most significantly impact their economic performance, we do not consider ourselves the primary beneficiary of any such entity that might be a VIE. Based on the results of our analysis of potential VIEs, we have not consolidated any franchise or other entities. The Company's maximum exposure to loss resulting from involvement with potential VIEs is attributable to aged trade and notes receivable balances, outstanding loan guarantees (see note 15(b)), and future lease payments due from franchisees (see note 11).

(c) Accounting estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the use of estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. Significant estimates are made in the calculations and assessments of the following: (a) allowance for doubtful accounts and notes receivables, (b) impairment of tangible and intangible assets, (c) income taxes, (d) real estate reserves, (e) lease accounting estimates, (f) gift certificate breakage, and (g) contingencies. Estimates are based on historical experience, current conditions, and various other assumptions that are believed to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities when they are not readily apparent from other sources. We adjust such estimates and assumptions when facts and circumstances dictate. Actual results may differ from these estimates under different assumptions or conditions. Illiquid credit markets, volatile equity and foreign currency markets, and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions.

(d) Cash and cash equivalents and restricted cash

The Company continually monitors its positions with, and the credit quality of, the financial institutions in which it maintains its deposits and investments. As of December 25, 2010 and December 26, 2009, we maintained balances in various cash accounts in excess of federally insured limits. All highly liquid instruments purchased with an original maturity of three months or less are considered cash equivalents.

As part of the securitization transaction (see note 9), certain cash accounts were established in the name of Citibank, N.A. (the Trustee) for the benefit of Ambac Assurance Corporation (Ambac), the Trustee, and the holders of our ABS Notes, and were restricted in their use. The Company held restricted cash of $118.2 million as of December 26, 2009, which primarily represented (i) cash collections held by the Trustee, (ii) interest, insurer premiums, and commitment fee reserves held by the Trustee related to our ABS Notes (see note 9), (iii) product sourcing and real estate reserves used to pay ice cream product obligations to affiliates and real estate obligations, respectively, (iv) cash collections related to the advertising funds and gift card/certificate programs, and (v) cash collateral requirements associated with our Canadian guaranteed financing arrangements (see note 15(b)). Changes in restricted cash held for interest, insurer premiums, commitment fee reserves, or other financing arrangements are presented as a component of cash flows from financing activities in the accompanying consolidated statements of cash flows. Other changes in restricted cash are presented as a component of operating activities. In connection with the repayment of the ABS Notes in December 2010 (see note 9), the cash restrictions associated with the ABS Notes were released. Cash held related to the advertising funds and the Company's gift card/certificate programs are classified as unrestricted cash as of December 25, 2010 as there are no legal restrictions on the use of these funds; however, the Company intends to use these funds solely to support the advertising funds and gift card/certificate programs rather than to fund operations. Total cash balances related to the advertising funds and gift card/certificate programs as of December 25, 2010 were $82.3 million. The Company held restricted cash of $404 thousand as of December 25, 2010, which represents cash collateral requirements associated with our Canadian guaranteed financing arrangements (see note 15(b)).

(e) Fair value of financial instruments

The carrying amounts of accounts receivable, notes and other receivables, assets and liabilities related to the advertising funds, accounts payable, other payables, and accrued expenses approximate fair value because of their short-term nature. For long-term receivables, we review the creditworthiness of the counterparty on a quarterly basis, and adjust the carrying value as necessary. We believe the carrying value of long-term receivables of $4.8 million and $1.4 million as of December 25, 2010 and December 26, 2009, respectively, approximates fair value.

Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs. Observable market data, when available, is required to be used in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Financial assets and liabilities measured at fair value on a recurring basis as of December 25, 2010 are summarized as follows (in thousands):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)

Assets:
Mutual funds	$2,283	—

Total assets	$2,283	—

Liabilities:
Deferred compensation liabilities	$—	7,397

Total liabilities	$—	7,397

The mutual funds and deferred compensation liabilities relate to the Dunkin' Brands, Inc. Non-Qualified Deferred Compensation Plan (DCP Plan), which allows for pre-tax salary deferrals for certain qualifying employees (see note 16). Changes in the fair value of the deferred compensation liabilities are derived using quoted prices in active markets of the asset selections made by the participants. The deferred compensation liabilities are classified within Level 2, as defined under U.S. GAAP, because their inputs are derived principally from observable market data by correlation to the hypothetical investments. The Company holds mutual funds, as well as money market funds, to partially offset the Company's liabilities under the DCP Plan. The changes in the fair value of the mutual funds are derived using quoted prices in active markets for the specific funds. As such, the mutual funds are classified within Level 1, as defined under U.S. GAAP.

The carrying value and estimated fair value of long-term debt at December 25, 2010 and December 26, 2009 was as follows (in thousands):

	December 25, 2010		December 26, 2009
Financial liabilities	Carrying value	Estimated fair value	Carrying value	Estimated fair value

Term B Loans	$1,243,823	1,266,250	—	—
Senior Notes	615,693	631,250	—	—
Series 2006-1 Class A-2 Notes	—	—	1,346,320	1,279,018
Series 2006-1 Class M-1 Notes	—	—	99,999	84,000

	$1,859,516	1,897,500	1,446,319	1,363,018

The estimated fair values of our Term B Loans and Senior Notes are estimated based on bid and offer prices for the same or similar instruments. The estimated fair values of our A-2 and M-1 Notes are based on current market rates for debt with similar terms and remaining maturities, and do not consider the third-party guarantee of our principal and interest payments. The estimated fair value of our A-2 Notes is also based on executed transactions. Considerable judgment is required to develop these estimates.

(f) Inventories

Inventories consist of ice cream and ice cream products. Cost is determined by the first-in, first-out method. Finished products are valued at the lower of cost or estimated net realizable value. Raw materials are valued at the lower of actual or replacement cost. Inventories are included within prepaid expenses and other current assets in the accompanying consolidated balance sheets.

(g) Assets held for sale

Assets held for sale primarily represent costs incurred by the Company for store equipment and leasehold improvements constructed for sale to franchisees, as well as restaurants formerly operated by franchisees waiting to be resold. The value of such restaurants and related assets is reduced to reflect net recoverable values, with such reductions recorded to general and administrative expenses, net in the consolidated statements of operations. Internal specialists estimate the amount to be recovered from the sale of such assets based on their knowledge of the (a) market in which the store is located, (b) results of the Company's previous efforts to dispose of similar assets, and (c) current economic conditions. The actual cost of such assets held for sale is affected by specific factors such as the nature, age, location, and condition of the assets, as well as the economic environment and inflation. At December 26, 2009, assets held for sale also included $3.9 million of corporate assets, which were sold during fiscal year 2010.

We classify restaurants and their related assets as held for sale and suspend depreciation and amortization when (a) we make a decision to refranchise or sell the property, (b) the stores are available for immediate sale, (c) we have begun an active program to locate a buyer, (d) significant changes to the plan of sale are not likely, and (e) the sale is probable within one year.

(h) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets. Leasehold improvements are depreciated over the shorter of the estimated useful life or the remaining lease term of the related asset. Estimated useful lives are as follows:

Years

Buildings	20 – 35
Leasehold improvements	5 – 25
Store, production, and other equipment	3 – 12

Routine maintenance and repair costs are charged to expense as incurred. Major improvements, additions, or replacements that extend the life, increase capacity, or improve the safety or the efficiency of property are capitalized at cost and depreciated. Major improvements to leased property are capitalized as leasehold improvements and depreciated.

(i) Leases

When determining lease terms, we begin with the point at which the Company obtains control and possession of the leased properties and we include option periods for which failure to renew the lease imposes a penalty on the Company in such an amount that the renewal appears, at the inception of the lease, to be reasonably assured, which generally includes option periods through the end of the related franchise agreement term. We also include any rent holidays in the determination of the lease term.

We record rent expense and rent income for leases and subleases, respectively, that contain scheduled rent increases on a straight-line basis over the lease term as defined above. In certain cases, contingent rentals are based on sales levels of our franchisees, in excess of stipulated amounts. Contingent rentals are included in rent income and rent expense as they are earned or accrued, respectively.

We occasionally provide to our sublessees, or receive from our landlords, tenant improvement dollars. Tenant improvement dollars paid to our sublessees are recorded as a deferred rent asset. For fixed asset and/or leasehold purchases for which we receive tenant improvement dollars from our landlords, we record the property and equipment and/or leasehold improvements gross and establish a deferred rent obligation. The deferred lease assets and obligations are amortized on a straight-line basis over the determined sublease and lease terms, respectively.

Management regularly reviews sublease arrangements, where we are the lessor, for losses on sublease arrangements. We recognize a loss, discounted using risk-free credit rates, when costs expected to be incurred under an operating prime lease exceed the anticipated future revenue stream of the operating sublease. Furthermore, for properties where we do not currently have an operational franchise or other third-party sublessee and are under long-term lease agreements, the present value of any remaining liability under the lease, discounted using risk-free credit rates and net of estimated sublease recovery, is recognized as a liability and charged to operations at the time we cease use of the property. The value of any equipment and leasehold improvements related to a closed store is assessed for potential impairment (see note 2(j)).

(j) Impairment of long-lived assets

Long-lived assets that are used in operations are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable through undiscounted future cash flows. Recognition and measurement of a potential impairment is performed on assets grouped with other assets and liabilities at the lowest level where identifiable cash flows are largely independent of the cash flows of other assets and liabilities. An impairment loss is the amount by which the carrying amount of a long-lived asset or asset group exceeds its estimated fair value. Fair value is generally estimated by internal specialists based on the present value of anticipated future cash flows or, if required, by independent third-party valuation specialists, depending on the nature of the assets or asset group.

(k) Investments in joint ventures

The Company accounts for its joint venture interests in B-R 31 Ice Cream Co., Ltd. (BR Japan) and BR-Korea Co., Ltd. (BR Korea) in accordance with the equity method. As a result of the acquisition of the Company by BCT on March 1, 2006 (BCT Acquisition), the Company recorded a step-up in the basis of our investments in BR Japan and BR Korea. The basis difference is comprised of amortizable franchise rights and related tax liabilities and nonamortizable goodwill. The franchise rights and related tax liabilities are amortized in a manner that reflects the estimated benefits from the use of the intangible asset over a period of 14 years. The franchise rights were valued based on an estimate of future cash flows to be generated from the ongoing management of the contracts over their remaining useful lives.

(l) Goodwill and other intangible assets

Goodwill and trade names (indefinite lived intangibles) have been assigned to our reporting units, which are also our operating segments, for purposes of impairment testing. All of our reporting units have indefinite lived intangibles associated with them.

We evaluate the remaining useful life of our trade names to determine whether current events and circumstances continue to support an indefinite useful life. In addition, all of our indefinite lived intangible assets are tested for impairment annually. The trade name intangible asset impairment test consists of a comparison of the fair value of each trade name with its carrying value, with any excess of carrying value over fair value being recognized as an impairment loss. The goodwill impairment test consists of a comparison of each reporting unit's fair value to its carrying value. The fair value of a reporting unit is an estimate of the amount for which the unit as a whole could be sold in a current transaction between willing parties. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We have selected the first day of our July fiscal month as the date on which to perform our annual impairment test for all indefinite lived intangible assets. We also test for impairment whenever events or circumstances indicate that the fair value of such indefinite lived intangibles has been impaired.

Other intangible assets consist primarily of franchise and international license rights (franchise rights), ice cream manufacturing and territorial franchise agreement license rights (license rights), and operating lease interests acquired related to our prime leases and subleases (operating leases acquired). Franchise rights recorded in the consolidated balance sheets were valued using an excess earnings approach. The valuation of franchise rights was calculated using an estimation of future royalty income and related expenses associated with existing franchise contracts at the acquisition date. Our valuation included assumptions related to the projected attrition and renewal rates on those existing franchise arrangements being valued. License rights recorded in the consolidated balance sheets were valued based on an estimate of future revenues and costs related to the ongoing management of the contracts over the remaining useful lives. Favorable and unfavorable operating leases acquired were recorded on purchased leases based on differences between contractual rents under the respective lease agreements and prevailing market rents at the lease acquisition date. Favorable operating leases acquired are included as a component of other intangible assets in the consolidated balance sheets. Due to the high level of lease renewals made by Dunkin' Donuts' franchisees, all lease renewal options for the Dunkin' Donuts leases were included in the valuation of the favorable operating leases acquired. Amortization of franchise rights, license rights, and favorable operating leases acquired is recorded as amortization expense in the consolidated statements of operations and amortized over the respective franchise, license, and lease terms using the straight-line method.

Unfavorable operating leases acquired related to our prime and subleases are recorded in the liability section of the consolidated balance sheets and are amortized into rental expense and rental income, respectively, over the base lease term of the respective leases using the straight-line method. The weighted average amortization period for all unfavorable operating leases acquired is 13 years.

Management makes adjustments to the carrying amount of such intangible assets and unfavorable operating leases acquired if they are deemed to be impaired using the methodology for long-lived assets (see note 2(j)), or when such license or lease agreements are reduced or terminated.

(m) Contingencies

The Company records reserves for legal and other contingencies when information available to the Company indicates that it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Predicting the outcomes of claims and litigation and estimating the related costs and exposures involve substantial uncertainties that could cause actual costs to vary materially from estimates.

(n) Foreign currency translation

We translate assets and liabilities of non-U.S. operations into U.S. dollars at rates of exchange in effect at the balance sheet date and revenues and expenses at the average exchange rates prevailing during the period. Resulting translation adjustments are recorded as a separate component of comprehensive income (loss) and stockholders' equity, net of deferred taxes. Foreign currency translation adjustments primarily result from subsidiaries located in Canada, the UK, Australia, and Spain, as well as our joint ventures. Business transactions resulting in foreign exchange gains and losses are included in the consolidated statements of operations.

(o) Revenue recognition

Franchise fees and royalty income

Domestically, the Company sells individual franchises as well as territory agreements in the form of store development agreements (SDA agreements) that grant the right to develop restaurants in designated areas. Our franchise and SDA agreements typically require the franchisee to pay an initial nonrefundable fee and continuing fees (royalty income) based upon a percentage of sales. The franchisee will typically pay us a renewal fee if we approve a renewal of the franchise agreement. Such fees are paid by franchisees to obtain the rights associated with these franchise or SDA agreements. Initial franchise fee revenue is recognized upon substantial completion of the services required of the Company as stated in the franchise agreement, which is generally upon opening of the respective restaurant. Fees collected in advance are deferred until earned, with deferred amounts expected to be recognized as revenue within one year classified as current deferred income in the consolidated balance sheets. Royalty income is based on a percentage of franchisee gross sales and is recognized when earned, which occurs at the franchisees' point of sale. Renewal fees are recognized when a renewal agreement with a franchisee becomes effective. Occasionally, the Company offers incentive programs to franchisees in conjunction with a franchise, SDA, or renewal agreement and, when appropriate, records the costs of such programs as reductions of revenue.

For our international business, we sell master territory and/or license agreements that typically allow the master licensee to either act as the franchisee or to sub-franchise to other operators. Master license and territory fees are generally recognized over the term of the development agreement or as stores are opened, depending on the specific terms of the agreement. Royalty income is based on a percentage of franchisee gross sales and is recognized when earned, which generally occurs at the franchisees' point of sale. Renewal fees are recognized when a renewal agreement with a franchisee or licensee becomes effective.

Rental income

Rental income for base rentals is recorded on a straight-line basis over the lease term, including the amortization of any tenant improvement dollars paid (see note 2(i)). The difference between the straight-line rent amounts and amounts receivable under the leases are recorded as deferred rent assets in current or long-term assets, as appropriate. Contingent rental income is recognized as earned, and any amounts received from lessees in advance of achieving stipulated thresholds are deferred until such threshold is actually achieved. Deferred contingent rentals are recorded as deferred income in current liabilities in the consolidated balance sheets.

Sales of ice cream products

Our subsidiaries in Canada and the UK manufacture and/or distribute Baskin-Robbins ice cream products to Baskin-Robbins franchisees and licensees in Canada and other international locations. Revenue from the sale of ice cream is recognized when title and risk of loss transfers to the buyer, which is generally upon shipment.

Other revenues

Other revenues include fees generated by licensing our brand names and other intellectual property, retail stores sales at company-owned restaurants, and gains, net of losses and transactions costs, from the sales of our restaurants to new or existing franchisees. Licensing fees are recognized when earned, which is generally upon sale of the underlying products by the licensees. Retail store revenues at company-owned restaurants are recognized when payment is tendered at the point of sale, net of sales tax and other sales-related taxes. Gains on the refranchise or sale of a restaurant are recognized when the sale transaction closes, the franchisee has a minimum amount of the purchase price in at-risk equity, and we are satisfied that the buyer can meet its financial obligations to us. If the criteria for gain recognition are not met, we defer the gain to the extent we have any remaining financial exposure in connection with the sale transaction. Deferred gains are recognized when the gain recognition criteria are met.

(p) Allowance for doubtful accounts

We monitor the financial condition of our franchisees and licensees and record provisions for estimated losses on receivables when we believe that our franchisees or licensees are unable to make their required payments. While we use the best information available in making our determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond our control. Included in the allowance for doubtful notes and accounts receivables is a provision for uncollectible royalty, lease, and licensing fee receivables.

(q) Share-based payment

We measure compensation cost at fair value on the date of grant for all stock-based awards and recognize compensation expense over the service period that the awards are expected to vest. The Company has elected to recognize compensation cost for graded-vesting awards subject only to a service condition over the requisite service period of the entire award.

(r) Income taxes

Deferred tax assets and liabilities are recorded for the expected future tax consequences of items that have been included in our consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amounts of assets and liabilities and the respective tax bases of assets and liabilities using enacted tax rates that are expected to apply in years in which the temporary differences are expected to reverse. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in the consolidated statements of operations in the year in which the law is enacted. Valuation allowances are provided when the Company does not believe it is more likely than not that it will realize the benefit of identified tax assets.

A tax position taken or expected to be taken in a tax return is recognized in the financial statements when it is more likely than not that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Estimates of interest and penalties on unrecognized tax benefits are recorded in the provision for income taxes.

(s) Comprehensive income (loss)

Comprehensive income (loss) is primarily comprised of net income, foreign currency translation adjustments, unrealized gains and losses on investments, and pension adjustments for changes in funded status, and is reported in the consolidated statements of stockholders' equity and comprehensive income (loss), net of taxes, for all periods presented.

(t) Deferred financing costs

Deferred financing costs primarily represent capitalizable costs incurred related to the issuance of the Company's long-term debt (see note 9). Deferred financing costs are being amortized over a weighted average period of approximately 7 years, based on projected required repayments, using the effective interest rate method.

(u) Concentration of credit risk

The Company is subject to credit risk through its accounts receivable consisting primarily of amounts due from franchisees and licensees for franchise fees and royalty income. In addition, we have note and lease receivables from certain of our franchisees and licensees. The financial condition of these franchisees and licensees is largely dependent upon the underlying business trends of our brands and market conditions within the quick service restaurant industry. This concentration of credit risk is mitigated, in part, by the large number of franchisees and licensees of each brand and the short-term nature of the franchise and license fee and lease receivables. No individual franchisee or master licensee accounts for more than 10% of total revenues or accounts and notes receivable.

(v) Earnings per share

Basic earnings per share is computed on the basis of the weighted average number of common shares that were outstanding during the period. Diluted earnings per share includes the dilutive effect of common stock equivalents consisting of restricted stock and stock options, using the treasury stock method. Performance-based restricted stock and stock options are considered dilutive when the related performance criterion has been met. As the Company has both Class L and common stock outstanding and Class L has preference with respect to all distributions, earnings per share is calculated using the two-class method, which requires the allocation of earnings to each class of common stock.

The numerator in calculating Class L basic and diluted earnings per share is the Class L preference amount accrued during the year presented plus, if positive, a pro rata share of an amount equal to consolidated net income less the Class L preference amount. The Class L preferential distribution amounts accrued during fiscal years 2010, 2009, and 2008 were $111.0 million, $104.6 million, and $95.5 million, respectively.

The numerator in calculating common basic and diluted earnings per share is an amount equal to consolidated net income less the Class L preference amount and Class L pro rata share amount, if any.

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Net income (loss) - basic and diluted	$26,861	35,008	(269,898)
Allocation of net income (loss) to common stockholders - basic and diluted:
Class L	$111,026	104,560	95,452
Common	(84,165)	(69,552)	(365,350)
Weighted average number of common shares - basic and diluted:
Class L	22,806,796	22,859,274	22,879,304
Common	41,295,866	41,096,393	40,804,647
Earnings (loss) per common share - basic and diluted:
Class L	$4.87	4.57	4.17
Common	(2.04)	(1.69)	(8.95)

The weighted average number of common shares in the common diluted earnings per share calculation excludes all restricted stock and stock options outstanding during the respective periods, as they would be antidilutive. As of December 25, 2010, there were 1,085,827 unvested common restricted stock awards and 4,834,713 options to purchase common stock outstanding that may be dilutive in the future. Of those amounts, there were 964,446 common restricted stock awards and 3,132,224 options to purchase common stock that were performance-based and for which the performance criteria have not yet been met. There were no Class L common stock equivalents outstanding during fiscal years 2010, 2009, or 2008.

(w) Recent accounting pronouncements

In January 2010, the Financial Accounting Standards Board (FASB) issued new guidance and clarifications for improving disclosures about fair value measurements. This guidance requires enhanced disclosures regarding transfers in and out of the levels within the fair value hierarchy. Separate disclosures are required for transfers in and out of Level 1 and 2 fair value measurements, and the reasons for the transfers must be disclosed. In the reconciliation for Level 3 fair value measurements, separate disclosures are required for purchases, sales, issuances, and settlements on a gross basis. The new disclosures and clarifications of existing disclosures were effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of this guidance did not have any impact on our financial position or results of operations, as it only relates to disclosures.

In June 2009, the FASB amended the consolidation guidance applicable to VIEs by eliminating exceptions to consolidating qualifying special-purpose entities, changing the approach to determining a VIE's primary beneficiary, and requiring a company to more frequently reassess whether VIEs must be consolidated. This amended guidance was effective for the Company beginning in fiscal year 2010. The adoption of this guidance did not have any impact on our consolidated financial statements.

(X) Reclassifications

In fiscal year 2010, the Company revised the presentation of certain captions within the consolidated balance sheets and consolidated statements of operations and cash flows to provide a more concise presentation. Prior period financial statements have been revised to conform to the current year presentation.

Consolidated balance sheets

The Company has combined inventories and prepaid income taxes into the prepaid and other current assets caption. Additionally, the Company combined notes and other long-term receivables, deferred rent receivables, and deferred financing costs, net into the other assets caption.

The current portion of deferred income was historically classified within deferred income and other current liabilities. Deferred income, which also reflects the impact of the change in accounting for contingent rent (see note 3), is now separated from other current liabilities. Additionally, accrued expenses have been combined with other current liabilities.

Within long-term liabilities, the Company has combined deferred rent obligations into other long-term liabilities. The revised presentation of the balance sheet captions had no impact on total current assets, total assets, total current liabilities, or total long-term liabilities.

Consolidated statements of operations

Licensing fees and refranchising gains have been combined with the other revenues caption. Additionally, the Company combined depreciation and amortization into one caption. The changes made to other captions within operating costs and expenses were as follows:

•	Payroll and related benefit costs, professional services, travel expenses, and other operating costs and expenses, net were combined into a new caption, general and administrative expenses, net;

•

Rental expense related to general and administrative locations of $5.7 million and $5.6 million for fiscal years 2009 and 2008, respectively, was reclassified to general and administrative expenses, net; and

•

Non-rent occupancy costs of $2.1 million and $3.0 million for fiscal years 2009 and 2008, respectively, related to franchised locations was reclassified from general and administrative expenses, net to rental expense, which was renamed occupancy expenses—franchised restaurants.

Equity in net income of joint ventures has been reclassified within the consolidated statements of operations from other income (expense) to operating income (loss), as these investments in joint ventures represent our business model for operating our brands in Japan and Korea and are our primary source of income generation from restaurants operating in these markets. The Company also combined foreign currency gain (loss), net with gain (loss) on sale of available-for-sale securities to form a new caption, other gains (losses).

The reclassification of equity in net income of joint ventures resulted in an increase in operating income and a corresponding increase in total other expense of $14.3 million and $14.2 million for the fiscal years ended December 26, 2009 and December 27, 2008, respectively. All other revisions to the presentation of the consolidated statements of operations had no impact on total revenues, operating income (loss), income (loss) before income taxes, or net income (loss).

Consolidated statements of cash flows

The Company reclassified certain activity within the operating section of the consolidated statements of cash flows to correspond to the changes in presentation made to the consolidated balance sheets. The reclassifications had no impact on net cash provided by (used in) operating, investing, or financing activities.

(y) Subsequent events

Subsequent events have been evaluated up through the date that these consolidated financial statements were filed (see note 19).

(z) Reverse stock split

Prior to July 8, 2011, the Company had two classes of common stock designated as Class L and Class A common stock. On July 8, 2011, the Company effected a 1-for-4.568 reverse split of our Class A common stock and then reclassified our Class A common stock into common stock. As a result of the reverse stock split, we reclassified $149 thousand and $148 thousand as of December 25, 2010 and December 26, 2009, respectively, from common stock, Class A to additional paid-in capital. The amounts reclassified represent the $0.001 par value per share on the difference between Class A shares outstanding prior to and after the reverse split. As a result of the reclassification of Class A common stock into common stock, all references to "Class A common stock" have been changed to "common stock" for all periods presented.

All previously reported per share and common share amounts in the accompanying financial statements and related notes have been restated to reflect the reverse stock split.